Recurring Fair Value Measurements, Key Inputs for Private Placement Warrants and Public Warrants at Initial Measurement (FY) (Details)	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Key inputs into Monte Carlo Simulation Model [Abstract]
Term	5 years	5 years
Warrant [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Term	3 months	3 months	3 months
Warrant [Member] | Risk-Free Interest Rate [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input	0.0417	0.0381	0.0395
Warrant [Member] | Common Stock Price [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input	11.03	10.89	10.18
Warrant [Member] | Dividend Yield [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input	0	0	0